Average Annual Total Returns - Composite Fund	Composite Fund Class Past One Year	Composite Fund Class Past Five Years	Composite Fund Class Past Ten Years	Composite Fund Class Return after taxes on distributions Past One Year	Composite Fund Class Return after taxes on distributions Past Five Years	Composite Fund Class Return after taxes on distributions Past Ten Years	Composite Fund Class Return after taxes on distributions and sales of shares Past One Year	Composite Fund Class Return after taxes on distributions and sales of shares Past Five Years	Composite Fund Class Return after taxes on distributions and sales of shares Past Ten Years	Past One Year	Past Five Years	Past Ten Years	Return after taxes on distributions and sales of shares Past One Year	Return after taxes on distributions and sales of shares Past Five Years	Return after taxes on distributions and sales of shares Past Ten Years	S&P 500® Index (Index reflects no deduction for fees and expenses) Past One Year	S&P 500® Index (Index reflects no deduction for fees and expenses) Past Five Years	S&P 500® Index (Index reflects no deduction for fees and expenses) Past Ten Years	Bloomberg Barclays U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses) Past One Year	Bloomberg Barclays U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses) Past Five Years	Bloomberg Barclays U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses) Past Ten Years
Total				11.77%	9.59%	8.80%	8.81%	6.63%	6.83%	0.58%	1.16%	0.60%	7.69%	6.65%	5.30%	18.40%	15.22%	13.88%	7.51%	4.44%	3.84%